Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Continuing operations -Diluted	$ 0.00	$ 0.00	$ (1.19)
Discontinued operations - Diluted	0.01	0.00	(3.72)
Net income (loss) per common share - Diluted	$ 0.01	$ (0.01)	$ 0.00
Weighted average common shares outstanding, Diluted (in Shares)	111,120,000	104,417,534	100,000